STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Series B Preferred Stocks [Member]	Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total	Common Stock To Be Issued [Member]
Beginning balance, value at Jun. 30, 2021	$ 1,000	$ 1,883		$ 124,320	$ 2,793,609	$ (20,000)	$ (3,172,791)	$ (230,346)	$ 41,633
Shares, Outstanding, Beginning Balance at Jun. 30, 2021	1,000,000	1,833,000		124,319,584
Stock sold for cash				$ 10,790	574,210	(550,000)			(35,000)
Stock Issued During Period, Shares, New Issues				10,790,000
Stock issued for services				$ 4	19,996			20,000
Stock Issued During Period, Shares, Issued for Services				4,444
Net loss							(88,444)	(88,444)
Ending balance, value at Sep. 30, 2021	$ 1,000	$ 1,883		$ 135,114	3,387,815	(570,000)	(3,261,235)	(298,790)	6,633
Shares, Outstanding, Ending Balance at Sep. 30, 2021	1,000,000	1,833,000		135,114,028
Stock sold for cash				$ 300	29,700	(10,000)		39,000	19,000
Stock Issued During Period, Shares, New Issues				300,000
Cash not collectible					(520,000)	520,000
Stock issued for services				$ 2,562	3,951,738			5,954,300	2,000,000
Stock Issued During Period, Shares, Issued for Services				2,562,000
Net loss							(1,316,402)	(1,316,402)
Ending balance, value at Dec. 31, 2021	$ 1,000	$ 1,883		$ 137,976	6,849,253	(60,000)	(4,577,637)	4,378,108	2,025,633
Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,000,000	1,833,000		137,976,029
Stock sold for cash				$ 10,565	1,150,435	(100,000)		1,038,367	(22,633)
Stock Issued During Period, Shares, New Issues				10,565,000
Stock issued for services				$ 8,100	6,414,600			4,419,700	(2,003,000)
Stock Issued During Period, Shares, Issued for Services				8,100,000
Stock issued for debt				$ 672	394,628			395,300
[custom:StockIssuedForDebtShares]				672,000
Stock issued for investment				$ 200	299,800			300,000
[custom:StockIssuedForInvestmentShares]				200,000
Net loss							(8,016,068)	(8,016,068)
Ending balance, value at Mar. 31, 2022	$ 1,000	$ 1,883		$ 157,513	15,108,716	(160,000)	(12,593,705)	2,515,407
Shares, Outstanding, Ending Balance at Mar. 31, 2022	1,000,000	1,833,000		157,513,029
Beginning balance, value at Jun. 30, 2022	$ 1,000	$ 1,883	$ 208	$ 162,788	16,384,983	(50,000)	(15,058,400)	1,442,462
Shares, Outstanding, Beginning Balance at Jun. 30, 2022	1,000,000	1,833,000	207,500	162,788,028
Preferred stock sold for cash			$ 47		46,453			46,500
[custom:PreferredStockSoldForCashShares]			46,500
Stock sold for cash				$ 50	6,200	(6,250)
Stock Issued During Period, Shares, New Issues				50,000
Stock issued for services – related party				$ 20,000	5,730,000			5,750,000
Stock Issued During Period, Shares, Other				20,000,000
Net loss							(7,376,679)	(7,376,679)
Ending balance, value at Sep. 30, 2022	$ 1,000	$ 1,883	$ 255	$ 182,838	22,167,636	(56,250)	(22,435,079)	(137,717)
Shares, Outstanding, Ending Balance at Sep. 30, 2022	1,000,000	1,833,000	254,000	182,838,028
Beginning balance, value at Jun. 30, 2022	$ 1,000	$ 1,883	$ 208	$ 162,788	16,384,983	(50,000)	(15,058,400)	1,442,462
Shares, Outstanding, Beginning Balance at Jun. 30, 2022	1,000,000	1,833,000	207,500	162,788,028
Ending balance, value at Mar. 31, 2023	$ 1,000	$ 1,883	$ 223	$ 209,520	23,869,294	(56,250)	(25,001,820)	(976,150)
Shares, Outstanding, Ending Balance at Mar. 31, 2023	1,000,000	1,833,000	221,700	209,519,429
Beginning balance, value at Sep. 30, 2022	$ 1,000	$ 1,883	$ 255	$ 182,838	22,167,636	(56,250)	(22,435,079)	(137,717)
Shares, Outstanding, Beginning Balance at Sep. 30, 2022	1,000,000	1,833,000	254,000	182,838,028
Preferred stock sold for cash			$ 58		50,692			50,750
[custom:PreferredStockSoldForCashShares]			57,750
Preferred stock converted to common stock			$ (154)	$ 4,448	762,251			766,545
[custom:PreferredStockConvertedToCommonStockShares]			(153,750)	4,447,871
Stock issued for conversion of debt				$ 1,538	102,385			103,923
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,538,461
Stock issued for services – related party				$ 1,000	164,000			165,000
Stock Issued During Period, Shares, Other				1,000,000
Stock issued for services				$ 2,025	67,880			69,905
Stock Issued During Period, Shares, Issued for Services				2,025,000
Preferred stock issued for asset acquisitions								400,000
Net loss							(2,182,732)	(2,182,732)
Ending balance, value at Dec. 31, 2022	$ 1,000	$ 1,883	$ 159	$ 191,849	23,314,844	(56,250)	(24,617,811)	(764,326)
Shares, Outstanding, Ending Balance at Dec. 31, 2022	1,000,000	1,833,000	158,000	191,849,360
Preferred stock sold for cash			$ 164		163,786			163,950
[custom:PreferredStockSoldForCashShares]			163,950
Preferred stock converted to common stock			$ (100)	$ 9,159	143,927			152,986
[custom:PreferredStockConvertedToCommonStockShares]			(100,250)	9,157,912
Stock issued for conversion of debt				$ 7,512	221,020			228,532
Stock Issued During Period, Shares, Conversion of Convertible Securities				7,512,157
Stock issued for services				$ 1,000	15,000			16,000
Stock Issued During Period, Shares, Issued for Services				1,000,000
Warrants issued					24,092			24,092
Preferred dividends					(13,375)			(13,375)
Net loss							(384,009)	(384,009)
Ending balance, value at Mar. 31, 2023	$ 1,000	$ 1,883	$ 223	$ 209,520	$ 23,869,294	$ (56,250)	$ (25,001,820)	$ (976,150)
Shares, Outstanding, Ending Balance at Mar. 31, 2023	1,000,000	1,833,000	221,700	209,519,429